Fee and Commission Expense (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fee and commission expense [abstract]
For credit and debit cards	$ 11,968,017	$ 12,867,333	$ 12,478,209
For promotions	1,574,924	2,636,477	3,960,212
For foreign trade transactions	509,937	420,304	732,870
Linked to transactions with securities	11,969	6,844	6,035
Other commission expenses	2,373,521	1,311,454	2,206,376
TOTAL	$ 16,438,368	$ 17,242,412	$ 19,383,702